FAIR VALUE ELECTIONS	12 Months Ended
Dec. 31, 2016
Fair Value, Option, Aggregate Differences [Abstract]
FAIR VALUE ELECTIONS
 FAIR VALUE ELECTIONS
Citi may elect to report most financial instruments and certain other items at fair value on an instrument-by-instrument basis with changes in fair value reported in earnings, other than DVA (see below). The election is made upon the initial recognition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election may not be revoked once an election is made. The changes in fair value are recorded in current earnings, other than DVA, which from January 1, 2016 is reported in AOCI. Additional discussion regarding the applicable areas in which fair value elections were made is presented in Note 24 to the Consolidated Financial Statements.
The Company has elected fair value accounting for its mortgage servicing rights. See Note 21 to the Consolidated Financial Statements for further discussions regarding the accounting and reporting of MSRs.

The following table presents the changes in fair value of those items for which the fair value option has been elected:

	Changes in fair value gains (losses) for the
	years ended December 31,
In millions of dollars	2016	2015
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell selected portfolios of securities purchased under agreements to resell and securities borrowed	$(89)	$(153)
Trading account assets	404	(305)
Investments	(25)	57
Loans
Certain corporate loans(1)	40	(192)
Certain consumer loans(1)	—	3
Total loans	$40	$(189)
Other assets
MSRs	$(36)	$104
Certain mortgage loans held for sale(2)	284	331
Other assets	376	—
Total other assets	$624	$435
Total assets	$954	$(155)
Liabilities
Interest-bearing deposits	$(50)	$(94)
Federal funds purchased and securities loaned or sold under agreements to repurchase selected portfolios of securities sold under agreements to repurchase and securities loaned	45	3
Trading account liabilities	105	(60)
Short-term borrowings	(61)	(59)
Long-term debt	(935)	343
Total liabilities	$(896)	$133

(1)	Includes mortgage loans held by mortgage loan securitization VIEs consolidated upon the adoption of ASC 810, Consolidation (SFAS 167), on January 1, 2010.

(2)	Includes gains (losses) associated with interest rate lock-commitments for those loans that have been originated and elected under the fair value option.
Own Debt Valuation Adjustments (DVA)
Own debt valuation adjustments are recognized on Citi’s liabilities for which the fair value option has been elected using Citi’s credit spreads observed in the bond market. Among other variables, the fair value of liabilities for which the fair value option has been elected (other than non-recourse and similar liabilities) is impacted by the narrowing or widening of Citi’s credit spreads. The estimated change in the fair value of these liabilities due to such changes in Citi’s own credit spread (or instrument-specific credit risk) was a loss of $538 million and a gain of $367 million for the years ended December 31, 2016 and 2015, respectively. Changes in fair value resulting from changes in instrument-specific credit risk were estimated by incorporating Citi’s current credit spreads observable in the bond market into the relevant valuation technique used to value each liability as described above. Effective January 1, 2016, changes in fair value of fair value option liabilities related to changes in Citi’s own credit spreads (DVA) are reflected as a component of AOCI; previously these amounts were recognized in Citi’s Revenues and Net income along with all other changes in fair value. See Note 1 to the Consolidated Financial Statements for additional information.

The Fair Value Option for Financial Assets and Financial Liabilities

Selected Portfolios of Securities Purchased Under Agreements to Resell, Securities Borrowed, Securities Sold Under Agreements to Repurchase, Securities Loaned and Certain Non-Collateralized Short-Term Borrowings
Citi elected the fair value option for certain portfolios of fixed-income securities purchased under agreements to resell and fixed-income securities sold under agreements to repurchase, securities borrowed, securities loaned, and certain non-collateralized short-term borrowings held primarily by broker-dealer entities in the United States, United Kingdom and Japan. In each case, the election was made because the related interest-rate risk is managed on a portfolio basis, primarily with offsetting derivative instruments that are accounted for at fair value through earnings.
Changes in fair value for transactions in these portfolios are recorded in Principal transactions. The related interest revenue and interest expense are measured based on the contractual rates specified in the transactions and are reported as interest revenue and expense in the Consolidated Statement of Income.

Certain Loans and Other Credit Products
Citi has also elected the fair value option for certain other originated and purchased loans, including certain unfunded loan products, such as guarantees and letters of credit, executed by Citi’s lending and trading businesses. None of these credit products are highly leveraged financing commitments. Significant groups of transactions include loans and unfunded loan products that are expected to be either sold or securitized in the near term, or transactions where the economic risks are hedged with derivative instruments, such as purchased credit default swaps or total return swaps where Citi pays the total return on the underlying loans to a third party. Citi has elected the fair value option to mitigate accounting mismatches in cases where hedge accounting is complex and to achieve operational simplifications. Fair value was not elected for most lending transactions across Citi.
The following table provides information about certain credit products carried at fair value:

	December 31, 2016		December 31, 2015
In millions of dollars	Trading assets	Loans	Trading assets	Loans
Carrying amount reported on the Consolidated Balance Sheet	$9,824	$3,486	$9,314	$5,005
Aggregate unpaid principal balance in excess of fair value	758	18	980	280
Balance of non-accrual loans or loans more than 90 days past due	—	1	5	2
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	—	1	13	1

In addition to the amounts reported above, $1,828 million and $2,113 million of unfunded commitments related to certain credit products selected for fair value accounting were outstanding as of December 31, 2016 and 2015, respectively.
Changes in the fair value of funded and unfunded credit products are classified in Principal transactions in Citi’s Consolidated Statement of Income. Related interest revenue is measured based on the contractual interest rates and reported as Interest revenue on Trading account assets or loan interest depending on the balance sheet classifications of the credit products. The changes in fair value for the years ended December 31, 2016 and 2015 due to instrument-specific credit risk totaled to a gain of $76 million and a loss of $221 million, respectively.

Certain Investments in Unallocated Precious Metals
Citi invests in unallocated precious metals accounts (gold, silver, platinum and palladium) as part of its commodity and foreign currency trading activities or to economically hedge certain exposures from issuing structured liabilities. Under ASC 815, the investment is bifurcated into a debt host contract and a commodity forward derivative instrument. Citi elects the fair value option for the debt host contract, and reports the debt host contract within Trading account assets on Citi’s Consolidated Balance Sheet. The total carrying amount of debt host contracts across unallocated precious metals accounts was approximately $0.6 billion and $0.6 billion at December 31, 2016 and 2015, respectively. The amounts are expected to fluctuate based on trading activity in future periods.
As part of its commodity and foreign currency trading activities, Citi trades unallocated precious metals investments and executes forward purchase (and forward sale) derivative contracts with trading counterparties. When Citi sells an unallocated precious metals investment, Citi’s receivable from its depository bank is repaid and Citi derecognizes its investment in the unallocated precious metal. The forward purchase (or sale) contract with the trading counterparty indexed to unallocated precious metals is accounted for as a derivative, at fair value through earnings. As of December 31, 2016, there were approximately $17.2 billion and $12.4 billion notional amounts of such forward purchase and forward sale derivative contracts outstanding, respectively.

Certain Investments in Private Equity and Real Estate Ventures and Certain Equity Method and Other Investments
Citi invests in private equity and real estate ventures for the purpose of earning investment returns and for capital appreciation. Citi has elected the fair value option for certain of these ventures, because such investments are considered similar to many private equity or hedge fund activities in Citi’s investment companies, which are reported at fair value. The fair value option brings consistency in the accounting and evaluation of these investments. All investments (debt and equity) in such private equity and real estate entities are accounted for at fair value. These investments are classified as Investments on Citi’s Consolidated Balance Sheet.
Changes in the fair values of these investments are classified in Other revenue in Citi’s Consolidated Statement of Income.
Citi also elects the fair value option for certain non-marketable equity securities whose risk is managed with derivative instruments that are accounted for at fair value through earnings. These securities are classified as Trading account assets on Citi’s Consolidated Balance Sheet. Changes in the fair value of these securities and the related derivative instruments are recorded in Principal transactions.

Certain Mortgage Loans Held for Sale (HFS)
Citi has elected the fair value option for certain purchased and originated prime fixed-rate and conforming adjustable-rate first mortgage loans HFS. These loans are intended for sale or securitization and are hedged with derivative instruments. Citi has elected the fair value option to mitigate accounting mismatches in cases where hedge accounting is complex and to achieve operational simplifications.

The following table provides information about certain mortgage loans HFS carried at fair value:

In millions of dollars	December 31, 2016	December 31, 2015
Carrying amount reported on the Consolidated Balance Sheet	$915	$745
Aggregate fair value in excess of unpaid principal balance	8	20
Balance of non-accrual loans or loans more than 90 days past due	—	—
Aggregate unpaid principal balance in excess of fair value for non-accrual loans or loans more than 90 days past due	—	—

The changes in the fair values of these mortgage loans are reported in Other revenue in Citi’s Consolidated Statement of Income. There was no net change in fair value during the years ended December 31, 2016 and 2015 due to instrument-specific credit risk. Related interest income continues to be measured based on the contractual interest rates and reported as Interest revenue in the Consolidated Statement of Income.
Certain Structured Liabilities
Citi has elected the fair value option for certain structured liabilities whose performance is linked to structured interest rates, inflation, currency, equity, referenced credit or commodity risks. Citi elected the fair value option, because these exposures are considered to be trading-related positions and, therefore, are managed on a fair value basis. These positions will continue to be classified as debt, deposits or derivatives (Trading account liabilities) on Citi’s Consolidated Balance Sheet according to their legal form.
The following table provides information about the carrying value of structured notes, disaggregated by type of embedded derivative instrument:

In billions of dollars	December 31, 2016	December 31, 2015
Interest rate linked	$10.6	$9.6
Foreign exchange linked	0.2	0.3
Equity linked	12.3	9.9
Commodity linked	0.3	1.4
Credit linked	0.9	1.6
Total	$24.3	$22.8

Prior to 2016, the total change in the fair value of these structured liabilities was reported in Principal transactions in Citi’s Consolidated Statement of Income. Beginning in the first quarter of 2016, the portion of the changes in fair value attributable to changes in Citi’s own credit spreads (DVA) are reflected as a component of AOCI while all other changes in fair value will continue to be reported in Principal transactions. Changes in the fair value of these structured liabilities include accrued interest, which is also included in the change in fair value reported in Principal transactions.

Certain Non-Structured Liabilities
Citi has elected the fair value option for certain non-structured liabilities with fixed and floating interest rates. Citi has elected the fair value option where the interest-rate risk of such liabilities may be economically hedged with derivative contracts or the proceeds are used to purchase financial assets that will also be accounted for at fair value through earnings. The elections have been made to mitigate accounting mismatches and to achieve operational simplifications. These positions are reported in Short-term borrowings and Long-term debt on Citi’s Consolidated Balance Sheet. Prior to 2016, the total change in the fair value of these non-structured liabilities was reported in Principal transactions in Citi’s Consolidated Statement of Income. Beginning in the first quarter of 2016, the portion of the changes in fair value attributable to changes in Citi’s own credit spreads (DVA) are reflected as a component of AOCI while all other changes in fair value will continue to be reported in Principal transactions.
Interest expense on non-structured liabilities is measured based on the contractual interest rates and reported as Interest expense in the Consolidated Statement of Income.

The following table provides information about long-term debt carried at fair value:

In millions of dollars	December 31, 2016	December 31, 2015
Carrying amount reported on the Consolidated Balance Sheet	$26,254	$25,293
Aggregate unpaid principal balance in excess of (less than) fair value	(128)	1,569

The following table provides information about short-term borrowings carried at fair value:

In millions of dollars	December 31, 2016	December 31, 2015
Carrying amount reported on the Consolidated Balance Sheet	$2,700	$1,207
Aggregate unpaid principal balance in excess of (less than) fair value	(61)	130